PRESIDENT'S MESSAGE

                                                               December 1996

Dear Shareholder:

    We are very pleased to present you with the annual report for the Republic Small Cap Equity Fund for the period ending October 31, 1996. In this report, we have provided you with a letter from the Investment Adviser, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the Fund for the period ending October 31, 1996 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ George O. Martinez
                                      George O. Martinez
                                      President

REPUBLIC SMALL CAP EQUITY FUND
ANNUAL REPORT -- OCTOBER 31, 1996

TABLE OF CONTENTS
                                                                      PAGE
                                                                      ----
President's Message ..............................................      1
Letter to Shareholders from Investment Manager ...................      3
Performance Graph ................................................      4

REPUBLIC SMALL CAP EQUITY FUND
Statement of Assets and Liabilities ..............................      5
Statement of Operations ..........................................      6
Statement of Changes in Net Assets ...............................      7
Financial Highlights .............................................      8
Notes to Financial Statements ....................................      9
Independent Auditors' Report .....................................     12

REPUBLIC SMALL CAP EQUITY PORTFOLIO
Schedule of Investments ..........................................     13
Statement of Assets and Liabilities ..............................     22
Statement of Operations ..........................................     23
Statement of Changes in Net Assets ...............................     24
Financial Highlights .............................................     24
Notes to Financial Statements ....................................     25
Independent Auditors' Report .....................................     28

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

                                                               December 1996
DEAR SHAREHOLDER:

    We are pleased to present you with the first annual report for the Republic Small Cap Equity Fund (the "Fund") for the fiscal year ended October 31, 1996.

    The Fund commenced operations on September 3 and is off to a successful start. For the period from inception, the Fund returned 6.3%, outperforming the 2.5% advance of the Russell 2000 Index and 2.9% gain of the Lipper Small Company Fund Index.

    The U.S. equity market stumbled momentarily at the beginning of September following a Federal Reserve statement that it would consider a higher-than-expected interest rate increase at its next committee meeting unless clear signs of an economic slowdown emerged. Economic signals were mixed as strength was reported in housing, employment, wages, and consumer confidence, while weakness was evident in automobiles, durable goods, and corporate earnings of such companies as Motorola and AT&T. This uncertainty eased market fears of any major Fed action, and markets rallied sharply through the remainder of the month, before giving back part of the advance in October.

    The Fund's strategy is based on the belief that we are in an earnings-driven market, and that individual stock selection will be unusually important in producing above average portfolio returns. With market volatility expected to continue in the months ahead, the portfolio focus is on well-positioned and attractively valued growth stocks that can perform well regardless of the economic backdrop. As of October 31, 1996, the Small Cap Equity Portfolio, in which the Fund invests all of its investable assets, was broadly diversified in 176 company securities, with an emphasis on Technology, Healthcare and Leisure stocks. We are confident that the Fund is positioned to deliver superior relative performance as the market environment becomes more challenging in the months ahead.

    Audited financial statements and portfolio holdings as of October 31, 1996 follow. We appreciate your continued support.

                                      Sincerely,

                                      Republic National Bank of New York

    Lipper Small Company Fund Index: an equally weighted composite composed of the 30 largest mutual funds within this investment objective.

    Russell 2000 Index: is a broad index of equity securities of small capitalization U.S. companies, with an average market capitalization of $421 million as of July 31, 1996.

    The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

    The total return set forth may reflect the waiver of a portion of the fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.

                    COMPARISON OF $10,000 INVESTMENT IN THE
                         RAFT SMALL CAP EQUITY FUND AND
                                RUSSELL 2000 INDEX
--------------------------------------------------------------------------------

--------------------------
      TOTAL RETURN*
--------------------------
        Inception
       to 10/31/96
--------------------------
          6.30%
--------------------------


               RAFT SMALL CAP EQUITY FUND        RUSSELL 2000 INDEX

 9/03/96                 10.00                         10.00
10/31/96                 10.63                         10.25


            Past performance is not predictive of future performance
--------------------------------------------------------------------------------

BISYS FUND SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC SMALL CAP FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES. ALL RETURNS ASSUME REINVESTMENT OF INCOME AND CAPITAL GAINS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC SMALL CAP EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1996

ASSETS:
Investment in Republic Small Cap Equity Portfolio ("Portfolio"),
  at value (Note 1) ............................................  $83,931,180
Receivable for fund shares sold ................................    9,421,100
Unamortized organization expenses (Note 2) .....................       26,991
                                                                  -----------
      Total Assets .............................................   93,379,271
                                                                  -----------

LIABILITIES:
Payable for fund shares redeemed ...............................      500,000
Organization expenses payable (Note 2) .........................       26,991
Administration fee payable (Note 3) ............................        2,193
Audit fees payable .............................................        3,464
Legal fees payable .............................................        2,579
Fund accounting fees payable (Note 3) ..........................        1,500
Other accrued expenses .........................................          517
                                                                  -----------
      Total Liabilities ........................................      537,244
                                                                  -----------

NET ASSETS:
Applicable to 8,732,842 shares of beneficial interest
  outstanding (par value $0.001, unlimited number of
  authorized shares) ...........................................  $92,842,027
                                                                  ===========

REPRESENTED BY:
Paid-in capital ................................................  $90,479,155
Undistributed net investment loss ..............................       --
Accumulated net realized gain from Portfolio ...................      217,095
Net unrealized appreciation from Portfolio .....................    2,145,777
                                                                  -----------
      Net Assets ...............................................  $92,842,027
                                                                  ===========

Net Asset Value, Offering and Redemption Price Per Share .......      $10.63
                                                                      ======


                      See notes to financial statements

REPUBLIC SMALL CAP EQUITY FUND
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1996*

NET INVESTMENT LOSS FROM PORTFOLIO (NOTE 2):
Interest income .................................................  $   48,757
Dividend income .................................................       6,056
Allocated expenses ..............................................     (62,789)
                                                                   ----------
    Net investment loss from Portfolio ..........................      (7,976)

EXPENSES (NOTE 2):
  Administration fees (Note 3) ........................  $ 3,953
  Audit fees ..........................................    8,379
  Legal fees ..........................................    2,579
  Fund accounting fees (Note 3) .......................    2,000
  Other expenses ......................................    1,358
                                                         -------
    Total expenses ....................................   18,769
    Voluntary fee reductions (Note 3) .................   (2,260)
                                                         -------
    Net expenses ................................................      16,009
                                                                   ----------
NET INVESTMENT LOSS .............................................     (23,985)
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:
Net realized gain on investments ................................     260,260
Net unrealized appreciation from Portfolio ......................   2,145,777
                                                                   ----------
Net realized and unrealized gain from Portfolio .................   2,406,037
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $2,382,052
                                                                   ==========

*For the period September 3, 1996 (commencement of operations) to October 31,
 1996.

                      See notes to financial statements

REPUBLIC SMALL CAP EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE PERIOD
                                                             SEPTEMBER 3, 1996
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             OCTOBER 31, 1996
                                                             ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment loss .......................................     $   (23,985)
Net realized gain from Portfolio ..........................         260,260
Net unrealized appreciation from Portfolio ................       2,145,777
                                                                -----------
    Net increase in net assets resulting from operations ..       2,382,052
                                                                -----------

CAPITAL TRANSACTIONS:
Proceeds from sales of shares .............................      91,376,175
Cost of shares redeemed ...................................        (916,300)
                                                                -----------
    Net increase in net assets from capital share
      transactions ........................................      90,459,875
                                                                -----------
TOTAL INCREASE IN NET ASSETS ..............................      92,841,927

NET ASSETS:
    Beginning of period ...................................             100
                                                                -----------
    End of period .........................................     $92,842,027
                                                                ===========

ANALYSIS OF FUND SHARE TRANSACTIONS:
Shares sold ...............................................       8,820,593
Shares redeemed ...........................................         (87,751)
                                                                -----------
    End of period .........................................       8,732,842
                                                                ===========

                      See notes to financial statements

REPUBLIC SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

                                                              FOR THE PERIOD
                                                             SEPTEMBER 3, 1996
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             OCTOBER 31, 1996
                                                             ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................       $10.00
                                                                  ------
  Income from investment operations:
    Net investment income .................................           --
    Net realized and unrealized gain from Portfolio .......         0.63
                                                                  ------
      Total increase from investment operations ...........         0.63
                                                                  ------
NET ASSET VALUE, END OF PERIOD ............................       $10.63
                                                                  ======
TOTAL RETURN ..............................................        6.30% (b)
RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000) .....................      $92,842
    Ratio of expenses to average net assets ...............        0.91% (c)
    Ratio of net investment loss to average net assets ....       (0.28%)(c)
    Ratio of expenses to average net assets(a) ............        1.17% (c)
    Ratio of net investment loss to average net assets(a) .       (0.54%)(c)
------------------------------------------------------------------------------
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements

REPUBLIC SMALL CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION. Republic Small Cap Equity Fund (the "Fund") is a diversified separate series of the Republic Advisor Funds Trust (the "Trust"), a Massachusetts business trust organized on April 5, 1996, which currently consists of three funds, each of which has different and distinct investment objectives and policies. The Fund commenced operations on September 3, 1996. The financial statements for the other two funds are presented separately. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company.

        The Fund's investment objective is to seek long-term growth of capital by investing primarily in equity securities of small and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises (emerging growth companies). The Fund invests all of its investable assets in the Republic Small Cap Equity Portfolio (the "Portfolio"). The Portfolio is a diversified open-end management investment company which has the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (70% at October 31, 1996) in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        Republic National Bank of New York ("Republic" or the "Manager") acts as Investment Manager to the Portfolio. MFS Asset Management, Inc. acts as Sub-Adviser ("Sub Adviser") to the Portfolio. Effective October 1, 1996 BISYS Fund Services, Inc., ("BISYS") replaced Signature Broker-Dealer Services, Inc. ("Signature") as Administrator of the Trust and the Portfolio and as Distributor and Sponsor ("Sponsor") of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    INVESTMENT VALUATION:
    Valuation of securities by the portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    INVESTMENT TRANSACTIONS AND RELATED INCOME:
    All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio each day.

    EXPENSE ALLOCATION:
    Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

    DIVIDENDS TO SHAREHOLDERS:
    Dividends substantially equal to all of the Fund's net investment income earned are distributed to the Fund shareholders of record semi-annually. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses.

        The Funds net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's Shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to realized gains on foreign currency transactions. For the period ended October 31, 1996, the Fund reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences increased undistributed net investment income and decreased accumulated net realized gain/loss by $23,985 and $43,165, respectively.

        Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing agent), dividends are distributed in the form of additional shares (purchased at their net asset value without a sales charge).

    FEDERAL INCOME TAXES:
    The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that it distributes substantially all of its net investment income and net realized gains to its shareholders.

    UNAMORTIZED ORGANIZATION EXPENSES:
    The Fund incurred organization expenses in the amount of $26,991. These costs were deferred and are being amortized by the Fund on a straight-line basis over the next five fiscal years.

3.  RELATED PARTY TRANSACTIONS.
    ADMINISTRATION:
    Pursuant to an Administrative Services Agreement, Signature Broker-Dealer Services, Inc. ("Signature") provided the Fund with general office facilities, and supervised the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranged for the maintenance of books and records of the Fund for the period September 3, 1996 through September 30, 1996. For its services to the Fund, Signature received from the Fund fees payable monthly equal on an annual basis to 0.05% of the Fund's average daily net assets. For this period Signature received $1,760 for its services of which the entire amount was voluntarily reduced.

        Effective October 1, 1996, BISYS Fund Services, Inc., ("BISYS") was appointed as administrator to the Fund, pursuant to an Administrative Services Agreement. BISYS serves as administrator with substantially identical terms as described above. In this capacity, BISYS earned $2,193 for the period October 1, 1996 through October 31, 1996.

    FUND ACCOUNTING:
    Pursuant to a Fund Accounting Agreement, Signature Financial Services, Inc., ("SFSI") served as fund accounting agent to the Fund for the period September 3, 1996 through September 30, 1996. For its services to the Fund, SFSI received fees payable monthly equal on an annual basis to $12,000. For this period, fees for these services aggregated $1,000 of which $500 was voluntarily reduced.

        Effective October 1, 1996, Investors Bank and Trust Co. ("IBT"), provides fund accounting services to the Fund. For the period October 1, 1996 through October 31, 1996, the IBT fee for these services aggregated $1,000.

    WAIVER OF EXPENSES:
    BISYS, Signature, and SFSI have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Fund for additional expenses during the period September 3, 1996 through October 31, 1996. Expenses of the Fund were voluntarily limited to no more than annualized rate of 1.00% of the average daily net assets. For the period ended October 31, 1996 BISYS, Signature and SFSI voluntarily reduced fees aggregating $2,260.

4. INVESTMENT TRANSACTIONS. Additions and reductions in the Fund's Portfolio amounted to $81,955,174 and $422,056, respectively.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Advisor Funds Trust:

    We have audited the accompanying statement of net assets of Republic Small Cap Equity Fund (the "Fund"), a portfolio of Republic Advisor Funds Trust, as of October 31, 1996 and the related statements of operations and changes in net assets and the financial highlights for the period from September 3, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic Small Cap Equity Fund at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from September 3, 1996 to October 31, 1996 in conformity with generally accepted accounting principles.

                                                  KPMG Peat Marwick LLP

Boston, Massachusetts
December 20, 1996

REPUBLIC SMALL CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1996

                                                                    VALUE
SECURITY DESCRIPTION                                   SHARES      (NOTE 2)
--------------------                                   ------      --------
COMMON STOCKS -- 99.8%
ACCOUNTING, AUDITING AND BOOK-KEEPING -- 0.2%
Walsh International ...............................      21,480  $    187,950
                                                                 ------------
ADVERTISING SERVICES -- 1.3%
Heritage Media Corp. ..............................      97,575     1,488,019
ICT Group, Inc. ...................................       4,030        23,676
                                                                 ------------
                                                                    1,511,695
                                                                 ------------
AMUSEMENT & RECREATION -- 0.0%
Grand Casinos, Inc. ...............................          10           149
                                                                 ------------
BROADCASTING -- 1.0%
American Radio Systems Corp. ......................      19,070       581,635
Sinclair Broadcast Group Class A ..................      21,290       649,345
                                                                 ------------
                                                                    1,230,980
                                                                 ------------
BUILDING-RESIDENT/COMMERCIAL -- 0.2%
CRA Managed Care, Inc. ............................       4,135       209,851
                                                                 ------------
CABLE & OTHER PAY TV SERVICES -- 0.1%
Young Broadcasting Corp. Class A ..................       6,005       171,143
                                                                 ------------
CHILDERN'S & INFANTS' WEAR STORES -- 1.4%
Gymboree Corp. ....................................      52,395     1,637,344
                                                                 ------------
COMMUNICATIONS EQUIPMENT -- 2.1%
Cable Design Technologies .........................      11,465       298,090
Glenayre Technologies, Inc. .......................      88,091     2,268,343
U.S. Satellite Broadcasting Co. ...................         300         4,838
                                                                 ------------
                                                                    2,571,271
                                                                 ------------
COMMUNICATIONS SERVICES -- 1.2%
Dupont Photomasks, Inc. ...........................       7,415       270,647
Rogers Cantel Mobile Comm Class B .................      51,400     1,201,475
                                                                 ------------
                                                                    1,472,122
                                                                 ------------
COMPUTER BUSINESS EQUIPMENT/SERVICES -- 0.7%
Actel Corp. .......................................      22,000       393,250
Alternative Resources Corp. .......................      18,770       377,746
HMT Technology Corp. ..............................       4,250        58,969
                                                                 ------------
                                                                      829,965
                                                                 ------------
COMPUTER & OTHER DATA PROCESSING SERVICE -- 14.7%
ADT Ltd ...........................................      80,700     1,593,825
Altera Corp. ......................................       6,010       372,620
BISYS Group, Inc. .................................      20,925       779,456
BMC Software, Inc. ................................      37,410     3,105,030
Cadence Design Systems, Inc. ......................     107,813     3,935,175
Catalyst International, Inc. ......................      23,250       104,625
Computer Sciences Corp. ...........................      19,460     1,444,905
Compuware Corp. ...................................      30,600     1,614,150
DST Systems, Inc. .................................      10,430       320,723
Dendrite International ............................       5,970       158,951
E Trade Group, Inc. ...............................       1,080        12,015
Imnet Systems, Inc. ...............................       9,160       128,240
Intersolv, Inc. ...................................      18,900       153,563
Mecon, Inc. .......................................      30,100       579,425
SPS Transaction Services Corp. ....................      46,490       743,840
Softquad International, Inc. ......................      13,864        65,854
Sterling Software .................................      12,400       403,000
Symantec ..........................................      43,420       472,193
Technology Solutions Company ......................      37,900     1,473,363
Xionics Document Tech, Inc. .......................      12,300       156,825
                                                                 ------------
                                                                   17,617,778
                                                                 ------------
COMPUTER & OFFICE EQUIPMENT -- 1.6%
Global Directmail Corp. ...........................       7,150       352,137
Office Depot ......................................      70,775     1,388,959
U.S. Robotics Corp. ...............................         670        42,127
Uromed Corp. ......................................      10,535       106,666
                                                                 ------------
                                                                    1,889,889
                                                                 ------------
CONSUMER SERVICES -- 3.6%
American List Corp. ...............................      11,770       323,675
Cabletron Systems .................................      63,845     3,982,332
                                                                 ------------
                                                                    4,306,007
                                                                 ------------
COMPUTER SOFTWARE AND SERVICES -- 1.8%
Adobe Systems, Inc. ...............................      43,515     1,506,707
BDM International, Inc. ...........................      13,980       702,495
                                                                 ------------
                                                                    2,209,202
                                                                 ------------
DRUGS --  0.0%
NCS Healthcare, Inc. Class A ......................         720        21,870
                                                                 ------------
DRUG STORES & PROPRIETARY STORES --  2.2%
Owen Healthcare, Inc. .............................      89,905     1,337,337
Thrifty Payless Holdings Class B ..................      57,845     1,236,437
                                                                 ------------
                                                                    2,573,774
                                                                 ------------
EATING & DRINKING PLACES -- 1.0%
Apple South, Inc. .................................      13,830       162,503
Outback Steakhouse, Inc. ..........................      18,785       435,577
Sonic Corp. .......................................      25,785       586,609
                                                                 ------------
                                                                    1,184,689
                                                                 ------------
ELECTRONICS -- 2.4%
HCIA, Inc. ........................................      40,400     1,121,100
PMT Services ......................................      17,700       354,000
LSI Logic .........................................      53,430     1,415,895
                                                                 ------------
                                                                    2,890,995
                                                                 ------------
ELECTRONIC COMPONENTS & ACESSORIES -- 1.9%
Atmel Corp. .......................................       6,290       159,608
Burr -- Brown Corp. ...............................      26,175       556,219
Linear Technology Corp. ...........................      12,735       426,622
Microchip Technology, Inc. ........................       9,355       339,118
VLSI Technology ...................................       17200       296,700
Xilinx, Inc. ......................................      16,350       535,462
                                                                 ------------
                                                                    2,313,729
                                                                 ------------
ELECTRONIC AND PROCESSING EQUIPMENT -- 0.4%
Belden, Inc. ......................................      17,145       492,919
                                                                 ------------
ENVIRONMENTAL MANAGEMENT -- 1.3%
U.S.A Waste Services, Inc. ........................      50,246     1,607,872
                                                                 ------------
EOP & OFFICE EQUIPMENT -- 2.8%
Ceridian Corp. ....................................      35,100     1,741,838
Control Data Systems, Inc. ........................      68,555     1,611,042
                                                                 ------------
                                                                    3,352,880
                                                                 ------------
FARM & GARDEN MACHINERY & EQUIPMENT -- 0.5%
AgCo Corp. ........................................      21,580       547,593
                                                                 ------------
FINANCIAL SERVICES -- 5.2%
Amerisource Distribution Corp. ....................      16,600       703,425
Chartwell Leisure, Inc. ...........................      10,175       158,984
Franklin Resources, Inc. ..........................      64,820     4,569,810
Hub Group, Inc. Class A ...........................          50         1,113
Physician Sales & Service .........................       5,045       107,206
Rural/Metro Corp. .................................       8,555       312,258
Transaction Systems Archit Class A ................       9,135       379,103
                                                                 ------------
                                                                    6,231,899
                                                                 ------------
FIRE, MARINE, CASUALTY & SURETY INSURANCE CAR -- 1.1%
Pacificare Health Systems Class B .................      18,790     1,319,998
                                                                 ------------
FOOD AND BEVERAGES -- 0.3%
Fine Host Corp. ...................................      26,100       378,450
                                                                 ------------
FOOD CHAINS -- 0.9%
Sybase, Inc. ......................................      63,746     1,123,524
                                                                 ------------
FOOTWEAR -- 0.6%
Nine West Group, Inc. .............................      13,430       669,821
                                                                 ------------
FOREIGN -- 3.4%
Analog Devices ....................................      48,455     1,259,830
Applebee's International, Inc. ....................      27,945       681,159
Clear Channel Communications ......................      16,650     1,215,450
System Software Assoc Inc. ........................      80,145       936,695
                                                                 ------------
                                                                    4,093,134
                                                                 ------------
FUNERAL SERVICES -- 0.3%
Equity Corporation International ..................      16,785       386,055
                                                                 ------------
GAMING -- 0.3%
Talbots, Inc. .....................................      13,000       370,500
                                                                 ------------
HEALTH CARE -- 1.1%
Pacificare Health Systems Class A .................      17,775     1,195,369
Superior Consultant Holdings ......................       2,500        61,250
Sterling Healthcare Group .........................       3,115        54,902
                                                                 ------------
                                                                    1,311,521
                                                                 ------------
HOSPITALITY -- 4.5%
Doubletree Corp. ..................................       7,640       309,898
HFS, Inc. .........................................      41,775     3,060,019
Harrah's Entertainment, Inc. ......................      41,165       689,514
Mirage Resorts, Inc. ..............................      31,095       684,090
Promus Hotel Corp. ................................       9,885       313,849
Renaissance Hotel Group ...........................       5,985       109,974
Rio Hotel and Casino, Inc. ........................       6,970       101,065
Sholodge, Inc. ....................................      12,700       168,275
                                                                 ------------
                                                                    5,436,684
                                                                 ------------
INDUSTRIAL ORGANIC CHEMICALS -- 0.4%
Hanna (M. A.) Co. .................................      23,645       502,456
                                                                 ------------
INDUSTRIAL SERVICES -- 0.3%
Meta Group, Inc. ..................................       9,480       298,620
                                                                 ------------
INSURANCE -- 0.2%
Healthsource, Inc. ................................      13,165       161,271
Ris Corp., Inc. Class A ...........................      22,865       114,325
                                                                 ------------
                                                                      275,596
                                                                 ------------
LIFE, ACCIDENT & HEALTH INSURANCE CARRIERS -- 3.0%
Equitable Of Iowa Companies .......................      52,200     2,185,875
Loewen Group, Inc. ................................      21,040       832,466
United Cos Financial Corp. ........................      30,400       908,200
                                                                 ------------
                                                                    3,926,541
                                                                 ------------
LODGING & RESTAURANT -- 0.3%
Wyndham Hotel Corp. ...............................      16,250       308,750
                                                                 ------------
MAJ GROUP-EATING & DRINKING PLACES -- 0.1%
TaCo Cabana Class A ...............................      21,420       125,843
                                                                 ------------
MEDICAL & OTHER HEALTH SERVICES -- 2.7%
American Business Information .....................      35,045       674,616
Compdent Corp. ....................................      18,495       635,766
Coventry Corp. ....................................      24,465       247,708
Genesis Health Ventures, Inc. .....................      22,115       505,881
Manor Care, Inc. ..................................         545        21,391
Mariner Health Group, Inc. ........................       4,805        40,843
Pediatric Services of America .....................      33,660       551,183
Regency Health Services Inc. ......................      25,450       286,313
Safeguard Health Enterprises ......................       9,850       177,300
Phymatrix, Inc. ...................................       2,995        49,792
                                                                 ------------
                                                                    3,190,793
                                                                 ------------
MEN'S & BOY'S FURNISHING -- 0.0%
Mothers Work, Inc. ................................       4,000        43,250
                                                                 ------------
MICS SVCS INCEDENTAL -- 0.0%
CCC Information Services Group ....................         505         9,469
                                                                 ------------
MISCELLANEOUS BUSINESS SERVICES -- 0.2%
Physician Support Systems .........................       6,295       108,589
SCB Computer Technology, Inc. .....................       7,680       157,440
                                                                 ------------
                                                                      266,029
                                                                 ------------
MISCELLANEOUS FOOD PREPARATIONS &
  KINDERED PRODUCE -- 0.6%
Buffetts, Inc. ....................................      65,394       727,508
                                                                 ------------
MISCELLANEOUS FOOD STORES -- 1.3%
General Nutrition Companies .......................      82,380     1,503,435
                                                                 ------------
MISCELLANEOUS INDUSTRIAL & COMMERCIAL
  NACH & EQUIPMENT --  1.4%
Cognos, Inc. ......................................      53,070     1,665,071
                                                                 ------------
MISCELLANEOUS SHOPPING GOODS STORES -- 0.8%
Officemax Inc. ....................................      73,923       997,961
                                                                 ------------
MISCELLANEOUS 500 -- 0.8%
Blyth Industries, Inc. ............................      13,450       522,869
Integrated Living Communities .....................      15,800        94,800
Polymer Group, Inc. ...............................       1,855        23,651
                                                                 ------------
                                                                      641,320
                                                                 ------------
MOTOR VEHICLES & EQUIPMENT -- 0.2%
Discount Auto Parts, Inc. .........................      12,040       261,870
                                                                 ------------
NEWSPAPERS -- 1.7%
Harte-Hanks Communications ........................      16,300       421,762
Pulitzer Publishing Co. ...........................      25,697     1,631,759
                                                                 ------------
                                                                    2,053,521
                                                                 ------------
NON STORE RETAILORS -- 0.4%
Micro Warehouse, Inc. .............................      19,180       441,140
                                                                 ------------
OILS & NATURAL GAS SERVICE AND DRILLING -- 0.3%
Barrett Resources Corp. ...........................       8,210       315,059
                                                                 ------------
OFFICE EQUIPMENT -- 0.1%
BT Office Products International ..................      16,435       135,589
                                                                 ------------
PERSONAL CREDIT INSTITUTIONS -- 0.6%
Advanta Corp. Class B .............................      14,440       675,070
                                                                 ------------
PERSONAL SERVICES -- 1.3%
Career Horizons, Inc. .............................       4,225       171,641
Interim Services, Inc. ............................      34,212     1,368,480
                                                                 ------------
                                                                    1,540,121
                                                                 ------------
PETREOLEUM & PETREOLEUM PRODUCTS -- 0.1%
National-Oilwell, Inc. ............................       5,000       116,250
                                                                 ------------
PRINTING -- 0.0%
Xeikon Nv ADR .....................................         730         6,844
                                                                 ------------
PROFESSIONAL & COMMERCIAL EQUIPMENT -- 1.1%
Danka Business Systems Plc ADR ....................      33,595     1,331,202
                                                                 ------------
RAILROADS -- 0.3%
Wisconsin Central Transport .......................      10,335       372,060
                                                                 ------------
RETAIL-SPECIALITY -- 0.1%
Spectrum Holobyte, Inc. ...........................      13,995        78,722
                                                                 ------------
RADIO & TELEVISION BROADCASTING -- 1.4%
Chancellor Broadcasting Class A ...................       5,560       179,310
Infinity Broadcasting Class A .....................      18,378       532,962
Jacore Communications, Inc. .......................      27,825       779,100
SFX Broadcasting, Inc. Class A ....................       3,000       129,000
                                                                 ------------
                                                                    1,620,372
                                                                 ------------
SANITARY SERVICES -- 1.8%
Affiliated Computer Services Class A ..............      44,695     2,458,225
                                                                 ------------
SECURITY SYSTEMS SERVICES -- 4.0%
CUC International, Inc. ...........................      57,280     1,403,360
Employee Solutions, Inc. ..........................      47,390     1,048,504
Franklin Quest Co. ................................      29,500       597,375
Mossimo, Inc. .....................................       9,800       211,925
Synopsys, Inc. ....................................      32,625     1,468,125
Trusted Information Systems .......................         800        10,800
                                                                 ------------
                                                                    4,740,089
                                                                 ------------
SERVICES--HEALTH & ALLIED SERVICES -- 3.3%
Healthsouth Corp. .................................      78,304     2,936,400
Lincare Holdings, Inc. ............................      22,065       827,438
Mid Atlantic Medical Services .....................          20           215
Total Renal Care Holdings .........................       5,755       224,445
                                                                 ------------
                                                                    3,988,498
                                                                 ------------
SERVICE HOSPITALS -- 2.3%
Foundation Health Corp. ...........................      35,775     1,068,778
Health Management Associates Class A ..............      77,416     1,703,152
                                                                 ------------
                                                                    2,771,930
                                                                 ------------
SURGICAL, MEDICAL, DENTAL INSTRUMENT & SUPPLY -- 1.2%
St Jude Medical, Inc. .............................      35,695     1,409,953
                                                                 ------------
TELECOMMUNICATIONS -- 1.0%
Cellular Communications of Puerto Rico ............      28,195       641,436
EZ Communications, Inc. Class A ...................       2,050        78,925
Pagemart Wireless, Inc. Class A ...................       1,055         7,912
Premiere Technologies, Inc. .......................         725        11,781
Renaissance Communications ........................      11,460       405,398
                                                                 ------------
                                                                    1,145,452
                                                                 ------------
TELEPHONE COMMUNICATION -- 0.6%
Paging Network, Inc. ..............................       6,685       114,481
Transaction Network Services ......................      45,600       621,300
                                                                 ------------
                                                                      735,781
                                                                 ------------
TERMINAL & SERVICE FACS FOR MOTOR VEHICLE -- 0.3%
Central Parking Corp. .............................       9,370       324,436
                                                                 ------------
VARIETY STORES -- 1.6%
Dollar General ....................................      34,175       948,356
Duty Free Internationa, Inc. ......................       3,700        59,200
Lin Television Corp. ..............................      22,355       846,696
                                                                 ------------
                                                                    1,854,252
                                                                 ------------
WESTCORE-AUTOS -- 1.3%
Fiserv, Inc. Corp. ................................      40,950     1,571,456
                                                                 ------------
WHOLESALER TRADE-MISC WHOLESALERS -- 0.1%
Barnett, Inc. .....................................       6,035       142,577
                                                                 ------------
OTHER -- 2.5.%
Education Management ..............................       3,100        50,763
National Processing, Inc. .........................       9,900       188,100
Schweltzer-Mauduit ................................         600        18,450
Student Loan Corp. ................................      33,400     1,135,600
Vivra, Inc. .......................................      49,090     1,564,735
                                                                 ------------
                                                                    2,957,648
                                                                 ------------
TOTAL COMMON STOCKS (COST $116,653,571) ...........               119,684,012
                                                                 ------------
                                                     PRINCIPAL
                                                       AMOUNT
                                                       ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.0%
Federal Home Loan Mortgage Corp.,due 11/4/96, 5.2%   $6,200,000     6,197,313
Federal Home Loan Mortgage Corp., due 11/14/96,
  5.18% ...........................................   3,400,000     3,393,640
Federal National Mortgage Association, due
  11/12/96, 5.17% .................................   3,000,000     2,995,262
Student Loan Mortgage Association, due 11/01/96,
  5.5% ............................................   3,000,000     3,000,000
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $15,567,182) ..............................                15,586,215
                                                                 ------------
TOTAL INVESTMENTS -- 112.8%
  (Identified Cost $132,220,753)* .................               135,270,227
OTHER ASSETS LESS LIABILITIES -- (12.8%) ..........               (15,369,361)
                                                                 ------------
TOTAL NET ASSETS -- 100.0% ........................              $119,900,866
                                                                 ============

* The aggregate cost of investments owned at October 31, 1996 for federal income tax purposes is $132,707,963. Gross unrealized appreciation and depreciation of securities was $7,180,675 and $4,618,411, respectively, resulting in net unrealized appreciation of $2,562,264.

All securities are non-income producing except for:
American List. Corp.                      Equitable of Iowa Companies
Adobe Systems, Inc.                       Harte-Hanks Communications
Apple South, Inc.                         Pulitzer Publishing Co.
Linear Technology Corp.                   Advanta Corp.
Belden, Inc.                              Danka Business Systems Plc
AgCo Corp.                                Dollar General
Franklin Resources, Inc.                  Duty Free International, Inc.
Applebee's International, Inc.            Schweltzer-Mauduit
System Software Assoc., Inc.              Student Loan Corp.
Hanna (M.A.) Co.

REPUBLIC SMALL CAP EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1996

ASSETS:
Investment at value (cost $132,220,753).......................   $135,270,227
Receivable for investments sold ..............................        920,228
Unamortized organization expenses  ...........................         20,000
Dividends receivable .........................................          4,202
                                                                 ------------
      Total Assets ...........................................    136,214,657
                                                                 ------------

LIABILITIES:
Payable for investments purchased ............................     16,178,468
Due to custodian .............................................         14,299
Sub-advisory fee payable (Note 3) ............................         85,616
Organization expenses payable ................................         20,000
Administration fee payable (Note 3) ..........................          3,478
Other accrued expenses .......................................         11,930
                                                                 ------------
      Total Liabilities ......................................     16,313,791
                                                                 ------------

NET ASSETS:
Applicable to investors' beneficial interest  ................   $119,900,866
                                                                 ============

                      See notes to financial statements

REPUBLIC SMALL CAP EQUITY PORTFOLIO
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1996*

INVESTMENT INCOME (NOTE 2):
Interest income .....................................   $ 78,352
Dividend income .....................................      9,680
                                                         -------

                                                                   $   88,032

EXPENSES (NOTE 2):
  Manager and sub-advisory fees (Note 3) ............   $116,419
  Administration fees (Note 3) ......................      6,161
  Fund accounting fees (Note 3) .....................      8,334
  Custodian fees and expenses .......................      3,585
  Reports to shareholders ...........................        500
  Other expenses ....................................      1,127
                                                         -------
    Total expenses ..................................    136,126
    Voluntary fee reductions (Note 3) ...............    (35,152)
                                                         -------
    Net expenses ................................................     100,974
                                                                   ----------
NET INVESTMENT LOSS .............................................     (12,942)
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
    Investments .................................................     283,247
Net unrealized appreciation of investments ......................   3,030,441
                                                                   ----------
Net realized and unrealized gain on investments .................   3,313,688
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $3,300,746
                                                                   ==========

*For the period September 3, 1996 (commencement of operations) to October 31,
 1996.

                      See notes to financial statements

REPUBLIC SMALL CAP EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                              FOR THE PERIOD
                                                             SEPTEMBER 3, 1996
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             OCTOBER 31, 1996
                                                             ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment loss .......................................    $    (12,942)
Net realized gain from investment and foreign currency
transactions ..............................................         283,247
Net unrealized appreciation of investments ................       3,030,441
                                                               ------------
    Net increase in net assets resulting from operations ..       3,300,746
                                                               ------------

CAPITAL TRANSACTIONS:
Contributions .............................................     116,600,020
                                                               ------------
    Net increase in net assets from capital transactions ..     116,600,020
                                                               ------------
TOTAL INCREASE IN NET ASSETS ..............................     119,900,766

NET ASSETS:
    Beginning of period ...................................             100
                                                               ------------
    End of period .........................................    $119,900,866
                                                               ============

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                              FOR THE PERIOD
                                                             SEPTEMBER 3, 1996
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             OCTOBER 31, 1996
                                                             ----------------

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000) .....................       $119,901
    Ratio of expenses to average net assets ...............          0.82% (b)
    Ratio of net investment loss to average net assets ....         (0.11%)(b)
    Ratio of expenses to average net assets (a) ...........          1.10% (b)
    Ratio of net investment loss to average net assets (a)          (0.39%)(b)
    Portfolio Turnover ....................................         50.55%
    Average Commissions rate ..............................          0.93%
------------------------------------------------------------------------------
(a)During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b)Annualized.

                      See notes to financial statements

REPUBLIC SMALL CAP EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION. The Republic Small Cap Equity Portfolio (the "Portfolio") is a diversified separate series of Republic Portfolios (the "Portfolio Trust"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company. The Portfolio was organized as a master trust fund under the laws of the State of New York on November 21, 1994. The Portfolio commenced operations on September 3, 1996. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The Fund's investment objective is to seek long-term growth of capital by investing primarily in equity securities of small and medium-sized companies that are early in their life-cycle but which may have potential to become major enterprises (emerging growth companies).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    INVESTMENT VALUATION:
    The net asset value of the Portfolio is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. The Sub-Adviser typically completes its trading on behalf of the Portfolio in various markets before 4:00 p.m., and the value of the portfolio securities is determined when the primary market for those securities closes for the day. Portfolio securities are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ national securities market on the date of valuation.

    Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio Trust.

    ACCOUNTING FOR INVESTMENTS:
    Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific identification. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend has passed. Certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

    EXPENSE ALLOCATION:
    Expenses incurred by the Portfolio Trust with respect to any two or more portfolios in the Trust are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

    TAXES:
    Income received by the Portfolio from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.

    The Portfolio intends to comply with the requirements of the U.S. Internal Revenue Code (the "Code"). The Portfolio intends to conduct its operations so that the Funds investing in the Portfolio can qualify as registered investment companies under subchapter M of the Code. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to federal income tax.

3.  RELATED PARTY TRANSACTIONS.
    INVESTMENT MANAGEMENT:
    Republic National Bank of New York ("Republic" or the "Manager") is the Investment Manager to the Portfolio pursuant to an investment management agreement with the Portfolio Trust. For its services, the Investment Manager is entitled to receive from the Portfolio, a fee, payable monthly at an annual rate of 0.25% of the Portfolio's average daily assets. For the period ended October 31, 1996 the Manager waived its entire fee of $30,803.

    SUB-ADVISORY:
    MFS Asset Management, Inc. (the "Sub-Adviser") continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisery Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.75% of the net assets up to $50 million and 0.60% of the net assets in excess of $50 million. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. For the period ended October 31, 1996 the sub-advisory fee was $85,616, none of which was waived.

    ADMINISTRATION:
    Pursuant to an Administrative Services Agreement, Signature Broker-Dealer Services, Inc. ("Signature") provided the Portfolio with general office facilities, and supervised the overall administration of the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations and arranged for the maintenance of books and records of the Portfolio for the period September 3, 1996 through September 30, 1996. For its services to the Portfolio, Signature received from the Portfolio fees payable monthly equal on an annual basis to 0.05% of the Portfolio's average daily net assets; for this period Signature received $2,683 for its services of which the entire amount was voluntarily reduced.

        Effective October 1, 1996, BISYS Fund Services, Inc., ("BISYS") was appointed as administrator to the Portfolio, pursuant to an Administrative Services Agreement. BISYS serves as administrator with substantially identical terms as described above. In this capacity, BISYS earned $3,478 for the period October 1, 1996 through October 31, 1996.

    FUND ACCOUNTING:
    Pursuant to a Fund Accounting Agreement, Signature Financial Services, Inc., ("SFSI") served as fund accounting agent to the Portfolio for the period September 3, 1996 through September 30, 1996. For its services to the Portfolio, SFSI received fees payable monthly equal on an annual basis to $50,000. For this period, fees for these services aggregated $4,167 of which $833 was waived.

        Effective October 1, 1996, Investors Bank and Trust Co., ("IBT"), provides fund accounting services to the Portfolio. For the period October 1, 1996 through October 31, 1996 the IBT fee for these services aggregated $4,167 of which $833 was waived.

    REIMBURSEMENT AND WAIVER OF EXPENSES:
    The Manager, IBT, and SFSI have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Portfolio for additional expenses. For the period ended October 31, 1996 expenses of the Portfolio were voluntarily limited to no more than an annualized rate of 0.82% of the average daily net assets. For the period ended October 31, 1996 the Manager, IBT, and SFSI waived fees and reimbursed expense aggregating $35,152.

4. INVESTMENT TRANSACTIONS. Purchases and sales of investments, other than US Government securities and short-term obligations, aggregated $64,049,950, and $6,976,660, respectively for the period.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Portfolios:

    We have audited the accompanying statement of net assets of Republic Small Cap Equity Portfolio (the "Fund"), a portfolio of Republic Portfolios, as of October 31, 1996 and the related statements of operations and changes in net assets and the financial highlights for the period from September 3, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with United States generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian or brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic Small Cap Equity Portfolio at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from September 3, 1996 (commencement of operations) to October 31, 1996, in conformity with United States generally accepted accounting principles.

                                                  KPMG

Toronto, Ontario
December 20, 1996

--------
REPUBLIC
SMALL CAP EQUITY
            FUND

INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER
Massachusetts Financial Services Co.
500 Boylston Street
Boston, MA 02116

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank For Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183


[graphic omitted]


--------

REPUBLIC

SMALL CAP EQUITY

           FUND



     ANNUAL REPORT


   OCTOBER 31, 1996